Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from related parties	$ 43,975	$ 37,000	$ 27,008
Credit Card Receivable [Member]
Factoring expense	$ 12,368	$ 8,601	$ 10,516